Fair Value Measurements - Level 3 Reconciliation of Convertible promissory notes (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jul. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	$ 17,005
Fair value measurement adjustments	(3,255)
Balance (end of period)	13,750		$ 17,005
Adagio Medical Inc
Level 3 Reconciliation of Convertible promissory notes
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Warrant liabilities fair value adjustment		Warrant liabilities fair value adjustment	Change in fair value of convertible notes payables
October 2022 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	8,257	$ 12,561	12,561	$ 9,500
Fair value measurement adjustments			(4,304)	3,061
Balance (end of period)			8,257	12,561	$ 9,500
October 2022 Convertible Notes | Adagio Medical Inc
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		12,561	12,561	9,500
Additions					9,500
Fair value measurement adjustments		250		$ 3,061
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Change in fair value of convertible notes payables
Balance (end of period)		12,811		$ 12,561	$ 9,500
April 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	18,135	14,757	14,757
Additions				15,000
Fair value measurement adjustments			3,378	(243)
Balance (end of period)			18,135	14,757
April 2023 Convertible Notes | Adagio Medical Inc
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		14,757	14,757
Additions				15,000
Fair value measurement adjustments		114		$ (243)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Change in fair value of convertible notes payables
Balance (end of period)		14,871		$ 14,757
November 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	9,739	9,112	9,112
Additions			3,000	5,000
Fair value measurement adjustments			(2,373)	4,112
Balance (end of period)			9,739	9,112
November 2023 Convertible Notes | Adagio Medical Inc
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		9,112	9,112
Additions		3,000		5,000
Fair value measurement adjustments		(4,114)		$ 4,112
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Change in fair value of convertible notes payables
Balance (end of period)		7,998		$ 9,112
February 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	6,744
Additions			7,000
Fair value measurement adjustments			(256)
Balance (end of period)			6,744
February 2024 Convertible Notes | Adagio Medical Inc
Level 3 Reconciliation of Convertible promissory notes
Additions		7,000
Fair value measurement adjustments		(217)
Balance (end of period)		6,783
May 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	3,685
Additions			3,000
Fair value measurement adjustments			685
Balance (end of period)			3,685
May 2024 Convertible Notes | Adagio Medical Inc
Level 3 Reconciliation of Convertible promissory notes
Additions		3,000
Balance (end of period)		3,000
June 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	$ 3,077
Additions			2,500
Fair value measurement adjustments			577
Balance (end of period)			$ 3,077
June 2024 Convertible Notes | Adagio Medical Inc
Level 3 Reconciliation of Convertible promissory notes
Additions		2,500
Fair value measurement adjustments		1
Balance (end of period)		$ 2,501